Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year/period	$ (48,682,274)	$ (1,841,207)
Adjustments to reconcile loss for the period to net cash flows
Depreciation and amortization	849	849
Employee share based payment	77,279	703,326
Change in fair value of Simply Agreement for Future Equity (“SAFE”)	313,346
Share based payment cost of listing shares (non-cash item)	42,705,061
Financial income/expenses	3,149	10,614
Changes in working capital
Receivables from related parties		(43,150)
Other receivables	(1,815)	(912)
Accounts Payable	4,164,444	330,572
Other liabilities	836,946	2,123
Net cash (used) in operating activities	(583,015)	(837,785)
Cash flows from investment activities
Additions of Intangible assets	(66,404)
Net cash used to investment activities	(66,404)
Cash flows from financing activities
Proceeds from issuance of share capital to UGVL and Theo (Backstop)	8,011,040
Proceeds from issuance of share capital to SPAC public holders (Trust)	1,988,975
Net cash generated from financing activities	10,000,015
Net increase in cash and cash equivalents	9,350,596	(837,785)
Cash and cash equivalents at beginning of the period	1,081,808	980,527
Effect of exchange rate changes on cash and equivalents	(3,146)	(10,614)
Cash and cash equivalents at end of the period	10,429,258	132,128
Non-cash financing activities
Issue of Share Capital and Share Premium of New Shareholders through other non current receivables	8,070,000
Relief of SAFE financial liabilities through the issue of Share Capital and Share Premium	3,173,346
Capitalization of transaction expenses through Accounts Payable	(1,057,833)
Net liabilities acquired through issuance of share capital	$ (3,991,935)